PROPERTY, PLANT AND EQUIPMENT, Right-of-use Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	$ 3,716,014	$ 4,729,471
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(1,013,457)	(1,013,459)
Other Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	986,979	1,256,155
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(269,176)	(269,177)
Compressor Plants [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	2,450,404	3,118,695
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	(668,291)	(668,293)
Other Technical Installations [Member]
Other Services and Production and Commercialization of Liquids Segments [Abstract]
Right-of-use assets	278,631	354,621
Book value Variation of Rights-of Use [Abstract]
Depreciation, right-of-use assets	$ (75,990)	$ (75,989)